Accumulated Depreciation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Real Estate And Accumulated Depreciation Disclosure [Abstract]
Balance at beginning of period	$ 21
Depreciation expense on properties	2,111		21
Balance at end of period	$ 2,132	[1]	$ 21

[1]	Except for amounts attributed to land, real estate related assets are depreciated over their estimated useful lives of 5 to 30 years using the straight-line method.